REPORTABLE SEGMENTS AND GEOGAPHIC INFORMATION	12 Months Ended
Dec. 31, 2013
REPORTABLE SEGMENTS AND GEOGAPHIC INFORMATION [Abstract]
REPORTABLE SEGMENTS AND GEOGAPHIC INFORMATION
NOTE 12:-	REPORTABLE SEGMENTS AND GEOGAPHIC INFORMATION

a.	Reportable segments:

The Chief Operating Decision Maker ("CODM") assesses the Company's business based on two operating segments: Enterprise and Service Providers. Enterprise includes Telecom Expenses Management solutions ("TEM") and services and solutions. Service Providers, includes billing and Mobile Virtual Network Operator ("MVNO") services and solutions. These two segments also comprise the Company's reporting units. The CODM uses adjusted net income before interest, tax, depreciation and amortization, capital gain and stock based compensation ("adjusted EBITDA"), to assess performance, measure liquidity and make decisions. Adjusted EBITDA is a non-GAAP unaudited measure of profit and loss.

The Company's segments are engaged in business activities for which they earn revenues and incur expenses, their results are reviewed by the CODM and discrete financial information is available.

Asset information, by reportable segment, is not reviewed by the CODM, therefore segment asset disclosure is not included.

The following tables present the financial information for the Company's reportable segments.

	Year ended December 31,
	2011	2012	2013

Enterprise:
Revenue	$9,232	$9,041	$7,817
Adjusted EBITDA (Unaudited)	$555	$1,701	$1,231
Service providers:
Revenue	$2,771	$4,085	$4,655
Adjusted EBITDA (Unaudited)	$360	$778	$899

Segments total:
Revenue	$12,003	$13,126	$12,472
Adjusted EBITDA (Unaudited)	$915	$2,479	$2,130

A reconciliation of total adjusted EBITDA to net income for each year is as follows:

	Year ended December 31,
	2011	2012	2013

Adjusted EBITDA(Unaudited)	$915	$2,479	$2,130
Depreciation and amortization expenses	447	393	316
Stock-based compensation	67	44	$107
Capital gain	(78)	-	-
Financial income, net	(2)	(60)	(61)
Income tax expenses	10	736	435

Net income from continuing operations	$471	$1,366	$1,333

The total revenues from external customers are attributed to geographic areas based on the location of the customer:

	Year ended December 31,
	2011	2012	2013

United States	$8,915	$10,251	$10,817
Germany	683	482	252
Far East	585	443	300
Holland	317	297	216
Israel	732	917	400
Other	771	736	487

	$12,003	$13,126	$12,472

Revenues from a major customer accounted for 16%, 23% and $ 33% of total revenues for the years ended December 31, 2011, 2012 and 2013, respectively.

	December 31,
	2012	2013
Long-lived assets:

Israel	$1,586	$1,348
United States	2,892	2,876
Other	5	5

	$4,483	$4,229